Carlyle Tactical Private Credit Fund

Class A Shares (TAKAX)

Class I Shares (TAKIX)

Class L Shares (TAKLX)

Class M Shares (TAKMX)

Class Y Shares (TAKYX)

Supplement dated April 1, 2020 to the Prospectus and Statement of Additional Information

This supplement amends the prospectus and statement of additional information ("SAI") of Carlyle Tactical Private Credit Fund (the "Fund") and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the prospectus and SAI and retain it for future reference.

I.Carlyle Global Credit Investment Management L.L.C. ("Carlyle") currently serves as the Fund's investment adviser pursuant to the investment advisory agreement, dated as of October 24, 2019 (the "Current Advisory Agreement"), between the Fund and Carlyle.

At an in-person meeting of the Board of Trustees of the Fund (the "Board") held on March 13, 2020 (the "Board Meeting"), the Board, including all of the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Fund, approved an Amended and Restated Investment Advisory Agreement (the "Amended Advisory Agreement") between the Fund and Carlyle.

The Amended Advisory Agreement (i) changes the management fee from 1.50% of the Fund's month-end value of the Fund's net assets to 1.00% of the Fund's month-end value of the Fund's managed assets (as described herein) and (ii) lowers the incentive fee from 20% to 17.5%. Other than these changes, the Amended Advisory Agreement is the same in all material respects to the Current Advisory Agreement.

Accordingly, effective immediately, the following changes will be made to the prospectus:

a.The first six paragraphs of the section of each prospectus entitled SUMMARY OF TERMS – Management and Incentive Fees are hereby deleted and replaced with the following:

Pursuant to the amended and restated investment advisory agreement, dated as of April 1, 2020 (the "Investment Advisory Agreement"), by and between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components—a base management fee (the "Management Fee") and an incentive fee (the "Incentive Fee").

The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.00% of the month-end value of the Fund's Managed Assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness.

The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund's "pre- incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund's Net Assets equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre- incentive fee net investment income" means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund's operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund's pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund's pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap ("Net Interest"), which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. For purposes of the Incentive Fee, Net Assets are calculated for the relevant quarter as the weighted average of the NAV of the Fund as of the first business day of each month therein. The weighted average NAV shall be calculated for each month by multiplying the NAV as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.

The "catch-up" provision is intended to provide the Adviser with an incentive fee of 17.5% on all of the Fund's pre-incentive fee net investment income when the Fund's pre-incentive fee net investment income reaches 1.8182% of Net Assets in any calendar quarter.

Thus, each calendar quarter the Fund will compare its pre-incentive fee net investment income, expressed as a percentage of the Fund's Net Assets in respect of the relevant calendar quarter, to a hurdle rate of 1.50%. If the Fund's pre-incentive fee net investment income is less than the hurdle rate, then the Adviser will not be paid the Incentive Fee in respect of that quarter. If the Fund's pre-incentive fee net investment income is between 1.50% and 1.8182% (the "Catch-up Range"), then the Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to 100% of the Fund's pre-incentive fee net investment income within the Catch-up Range (the "Catch-up Amount"). If the Fund's pre-incentive fee net investment income exceeds 1.8182%, then the Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to the Catch-up Amount plus 17.5% of net investment income above 1.8182%.

b.The section of each prospectus entitled SUMMARY OF FEES AND EXPENSES is hereby deleted and replaced with the following:

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.

SHAREHOLDER TRANSACTION FEES Maximum sales load imposed on purchases(1) Early Withdrawal Charge on Shares Repurchased

Within 365 Days of Purchase (as a percentage of proceeds)

Maximum contingent deferred sales charge

ANNUAL FUND EXPENSES(2)

(as a percentage of average net assets attributable to Shares)

Management Fee(3)

Incentive Fee(4)

Interest payments on borrowed funds and securities sold short

Other expenses(5)

Distribution fee(6)

Shareholder Servicing fee(6)

All non-distribution and/or shareholder servicing other expenses

Total annual fund expenses

Expense reimbursement(7)

Class A	Class I	Class L	Class M	Class Y
3.50%	None	3.50%	None	None
None	None	None	None	None

None	None	None	None	None

1.42%	1.42%	1.42%	1.42%	1.42%

1.85%	1.85%	1.85%	1.85%	1.85%
1.63%
	1.63%	1.63%	1.63%	1.63%
2.97%	2.08%	2.61%	2.88%	2.33%
0.60%
	None	0.25%	0.75%	None
0.25%	None	0.25%	None	0.25%
2.12%	2.08%	2.11%	2.13%	2.08%

7.88%
	6.98%	7.51%	7.78%	7.23%
1.45%	1.40%	1.43%	1.45%	1.40%

Total annual fund expenses after expense	6.43%	5.58%	6.08%	6.33%	5.83%
reimbursement(7)

(1)Investors purchasing Class A Shares or Class L Shares may be charged a sales load of up to 3.50% of the Investor's net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares are not subject to a front-end sales charge, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See "Plan of Distribution."

(2)Expenses have been restated to reflect current fees for Class A Shares, Class I Shares, Class L Shares and Class Y Shares and assume, with respect to Class M Shares, that the Fund raises $100 million in proceeds in the first 12 months with respect to such Class M Shares resulting in an estimated average Net Assets of approximately $50 million.

(3)Restated to reflect the current Management Fee. The Management Fee paid by the Fund is calculated at the annual rate of 1.00% of the average daily value of the Fund's Managed Assets which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 37.0409% of its net assets. The Management Fee estimate in the table is greater than 1.00% since it is computed as a percentage of the Fund's net assets for presentation therein. In addition, if the Fund borrows money in excess of the 37.0409% debt-to-NAV ratio, then the Management Fee in relation to its net assets would be higher than the estimate presented in the table.

(4)Restated to reflect the current Incentive Fee. The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund's performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments in portfolio companies. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund's "pre-incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund's Net Assets, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a "catch-up" feature. For purposes of computing the Fund's pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. See "Management and Incentive Fees" for a full explanation of how the Incentive Fee is calculated.

(5)Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.

(6)The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.85% per year on Class A Shares, 0.50% per year on Class L Shares, 0.75% per year on Class M Shares and 0.25% on Class Y Shares. With respect to Class A Shares and Class L Shares, 0.25% of the fee is characterized as a "shareholder service fee" and the remaining portion is characterized as a "distribution fee." With respect to Class M Shares, the entire fee is characterized as a "distribution fee." With respect to Class Y Shares, the entire fee is characterized as a "shareholder service fee."

The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares, Class L Shares, Class M Shares or Class Y Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's sub-transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.

(7)The Adviser and the Fund have entered into the Expense Limitation Agreement in respect of each of Class A Shares , Class I Shares, Class L Shares, Class M Shares and Class Y Shares under which the Adviser has agreed contractually for a one-year period from the date of this prospectus to waive its Management Fee and/or reimburse the Fund's initial organizational and offering costs, as well as the Fund's operating expenses on a monthly basis to the extent that the Fund's monthly total annualized fund operating expenses in respect of each Class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund's proportionate share of expenses related to co-investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 2.00% of the month-end NAV of such Class.

In consideration of the Adviser's agreement to waive its Management Fee and/or reimburse the Fund's operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class A Shares, Class I Shares, Class L Shares, Class M Shares and Class Y Shares subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund's total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such Class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. The Expense Limitation Agreement will remain in effect for a one-year period from the date of this prospectus, unless and until the Board approves its modification or termination.

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
1 Year	3 Years	5 Years	10 Years
$99	$250	$392	$ 710
Class I
1 Year	3 Years	5 Years	10 Years
$57	$198	$332	$644
Class L
1 Year	3 Years	5 Years	10 Years
$95	$240	$377	$689
Class M
1 Year	3 Years	5 Years	10 Years
$65	$220	$365	$693
Class Y
1 Year	3 Years	5 Years	10 Years
$60	$205	$343	$660

The example and the expenses in the tables above should not be considered a representation of the Fund's future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund's performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see "Fund Expenses" and "Management and Incentive Fees."

c.The section of each prospectus entitled MANAGEMENT AND INCENTIVE FEES is hereby deleted and replaced with the following:

Pursuant to the Investment Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components—the Management Fee and the Incentive Fee.

Management Fee

The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.00% of the month-end value of the Fund's Managed Assets. Prior to April 1, 2020, the Management Fee was calculated and payable monthly in arrears at the annual rate of 1.50% of the month-end value of the Fund's Net Assets. The Management fees incurred during the fiscal year ended December 31, 2018 were $618,394, all of which was waived by OC Private Capital, LLC. The Management fees incurred during the fiscal year ended December 31, 2019 were $ 1,745,974, all of which was waived by the Adviser.

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund's "pre- incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund's Net Assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre- incentive fee net investment income" means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund's operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund's pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund's pre-incentive fee net investment income includes Net Interest, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. For purposes of the Incentive Fee, Net Assets are calculated for the relevant quarter as the weighted average of the NAV of the Fund as of the first business day of each month therein. The weighted average NAV shall be calculated for each month by multiplying the NAV as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.

The calculation of the Incentive Fee for each calendar quarter is as follows:

∙No Incentive Fee is payable to the Adviser if the Fund's pre-incentive fee net investment income, expressed as a percentage of the Fund's Net Assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 1.50% (6.00% annualized);

∙100% of the portion of the Fund's pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.8182% (the "catch-up") is payable to the Adviser if the Fund's pre-incentive fee net investment income, expressed as a percentage of the Fund's net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.8182% (7.2728% annualized). The "catch-up" provision is intended to provide the Adviser with an incentive fee of 17.5% on all of the Fund's pre- incentive fee net investment income when the Fund's pre-incentive fee net investment income reaches 1.8182% of net assets; and

∙17.5% of the portion of the Fund's pre-incentive fee net investment income that exceeds the "catch-up" is payable to the Adviser if the Fund's pre-incentive fee net investment income, expressed as a percentage of the Fund's net assets in respect of the relevant calendar quarter, exceeds 1.8182% (7.2728% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund's pre-incentive fee net investment income thereafter is allocated to the Adviser.

The following is a graphical representation of the calculation of the Incentive Fee:

Quarterly Incentive Fee

Fund's pre-incentive fee net investment income (expressed as a percentage of the Fund's Net Assets)

0%	1.50%
(hurdle)

0%

(no incentive fee paid)

1.8182% (catch-up)

	100%		17.5%
(100% of		between
			(17.5% of net profits)
	net profits
hurdle rate and catch-up paid)

Percentage of the Fund's pre-incentive fee net investment income allocated to the Incentive

Fee.

These calculations will be appropriately prorated for any period of less than three months. The incentive fees incurred during the fiscal year ended December 31, 2018 were $569,471, of which $191,172 was waived by OC Private Capital, LLC. The incentive fees incurred during the fiscal year ended December 31, 2019 were $2,461,158.

Example of the Incentive Fee:

Example –Incentive Fee on pre-incentive fee net investment income for each calendar quarter

Scenarios expressed as a percentage of average Net Assets

Pre-incentive fee net investment income Catch up incentive fee (maximum of 0.3182%)

Split incentive fee (17.5% above 1.8182%)

Net Investment income

Scenario 1	Scenario 2	Scenario 3	Scenario 4
0.550%	1.750%	2.800%	3.000%
—	(0.250)%	(0.3182)%	(0.3182)%
—	—	(0.1718)%	(0.2068)%

0.550%	1.500%	2.310%	2.475%

Scenario 1 –Incentive Fee on Income

Pre-incentive fee net investment income does not exceed the 1.500% hurdle rate; therefore there is no catch up or split incentive fee on pre-incentive fee net investment income.

Scenario 2 –Incentive Fee on Income

Pre-incentive fee net investment income falls between the 1.500% hurdle rate and the catch up of 1.8182%; therefore the incentive fee on pre-incentive fee net investment income is 100% of the pre-incentive fee above the 1.500% hurdle return.

Scenario 3 –Incentive Fee on Income

Pre-incentive fee net investment income exceeds the 1.500% hurdle and the 1.8182% catch up provision. Therefore the catch up provision is fully satisfied by the 0.3182% of pre-incentive fee net investment income above the 1.500% hurdle rate and there is a 17.5% incentive fee on pre- incentive fee net investment income above the 1.8182% "catch up." This provides a 0.490% incentive fee, which represents 17.5% of pre-incentive fee net investment income.

Scenario 4 –Incentive Fee on Income

Assuming the same facts as scenario 3, and assuming the Fund looks through a total return swap and receives Net Interest associated with the net distributions received from a total return swap for the quarter of 0.20% of average Net Assets, the pre-incentive fee net investment income equals 3.000% and exceeds the 1.500% hurdle and the 1.8182% catch up provision. Therefore the catch up provision is fully satisfied by the 0.3182% of pre-incentive fee net investment income above the 1.500% hurdle rate and there is a 17.5% incentive fee on pre-incentive fee net investment income above the 1.8182% "catch up." This provides a 0.525% incentive fee, which represents 17.5% of pre-incentive fee net investment income.

II.Carlyle, Invesco Ltd. and the Fund entered into a Transition Services Agreement, effective October 24, 2019. Effective April 24, 2020, the Transition Services Agreement is terminated.

III.At the Board Meeting, the Board also voted to replace the Fund's officers. Accordingly, effective immediately, the officers' table included in the section of the SAI entitled MANAGEMENT OF THE FUND – Board of Trustees and Officers – Officers is hereby deleted and replaced with the following:

Name, address(1) and age	Position(s)	Held	with	Term	of	Principal Occupation(s) During Past
	the Trust			Office	and	5 Years
				Length	of
Time Served
Brian Marcus (1983)	President,	Principal		Indefinite		Principal, Carlyle Group (Since 2018);
	Executive	Officer	and	Length	–
	Chief Risk Officer			Since		Vice President, Carlyle Group (2015 –
2017)
April 1, 2020

Peter Gaunt (1981)	Treasurer;	Principal		Indefinite		Principal, Carlyle Group (Since 2019);
	Financial	Officer	and	Length	–	Corporate Controller, Hercules Capital
	Principal	Accounting		Since		(2017 – 2019); Senior Manager, Ernst
	Officer			April 1, 2020		& Young (2010 – 2017)
Joshua Lefkowitz (1974)	Secretary;	Chief	Legal	Indefinite		Carlyle – Managing Director and
	Officer			Length	–	Chief Legal Officer (Global Credit)
				Since April 1,		(Since 2018); Ares Management, Ltd.
				2020		– Principal and Associate General
Counsel (Jan 2017 – March 2018);
American Capital, Ltd. – Vice
President and Associate General
Counsel (March 2006-Jan 2017)

Erik Barrios (1978)	Chief Compliance Officer			Indefinite		Chief Compliance Officer &
				Length	–	Secretary, TCG BDC, Inc. and TCG
				Since		BDC II, Inc. (since 2018); Vice
				April 1, 2020		President, Carlyle Group (since 2017);
Counsel, Avenue Capital Group (2012-
2017)

(1)The address of each officer is care of the Secretary of the Fund at 520 Madison Avenue, New York, NY 10022.

April 1, 2020	O-CPC-PROSUP-040120-1

Carlyle Tactical Private Credit Fund

Class N Shares (TAKNX)

Supplement dated April 1, 2020 to the Prospectus and Statement of Additional Information

This supplement amends the prospectus and statement of additional information ("SAI") of Carlyle Tactical Private Credit Fund (the "Fund") and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the prospectus and SAI and retain it for future reference.

I.Carlyle Global Credit Investment Management L.L.C. ("Carlyle") currently serves as the Fund's investment adviser pursuant to the investment advisory agreement, dated as of October 24, 2019 (the "Current Advisory Agreement"), between the Fund and Carlyle.

At an in-person meeting of the Board of Trustees of the Fund (the "Board") held on March 13, 2020 (the "Board Meeting"), the Board, including all of the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Fund, approved an Amended and Restated Investment Advisory Agreement (the "Amended Advisory Agreement") between the Fund and Carlyle.

The Amended Advisory Agreement (i) changes the management fee from 1.50% of the Fund's month-end value of the Fund's net assets to 1.00% of the Fund's month-end value of the Fund's managed assets (as described herein) and (ii) lowers the incentive fee from 20% to 17.5%. Other than these changes, the Amended Advisory Agreement is the same in all material respects to the Current Advisory Agreement.

Accordingly, effective immediately, the following changes will be made to the prospectus:

a.The first six paragraphs of the section of each prospectus entitled SUMMARY OF TERMS – Management and Incentive Fees are hereby deleted and replaced with the following:

Pursuant to the amended and restated investment advisory agreement, dated as of April 1, 2020 (the "Investment Advisory Agreement"), by and between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components—a base management fee (the "Management Fee") and an incentive fee (the "Incentive Fee").

The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.00% of the month-end value of the Fund's Managed Assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness.

The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund's "pre- incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund's Net Assets equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre- incentive fee net investment income" means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund's operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund's pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund's pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap ("Net Interest"), which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. For purposes of the Incentive Fee, Net Assets are calculated for the relevant quarter as the weighted average of the NAV of the Fund as of the first business day of each month therein. The weighted average NAV shall be calculated for each month by multiplying the NAV as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.

The "catch-up" provision is intended to provide the Adviser with an incentive fee of 17.5% on all of the Fund's pre-incentive fee net investment income when the Fund's pre-incentive fee net investment income reaches 1.8182% of Net Assets in any calendar quarter.

Thus, each calendar quarter the Fund will compare its pre-incentive fee net investment income, expressed as a percentage of the Fund's Net Assets in respect of the relevant calendar quarter, to a hurdle rate of 1.50%. If the Fund's pre-incentive fee net investment income is less than the hurdle rate, then the Adviser will not be paid the Incentive Fee in respect of that quarter. If the Fund's pre-incentive fee net investment income is between 1.50% and 1.8182% (the "Catch-up Range"), then the Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to 100% of the Fund's pre-incentive fee net investment income within the Catch-up Range (the "Catch-up Amount"). If the Fund's pre-incentive fee net investment income exceeds 1.8182%, then the Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to the Catch-up Amount plus 17.5% of net investment income above 1.8182%.

b.The section of each prospectus entitled SUMMARY OF FEES AND EXPENSES is hereby deleted and replaced with the following:

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.

Class N

SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases	None
Early Withdrawal Charge on Shares Repurchased Within 365 Days of Purchase (as a
percentage of proceeds)	None
Maximum contingent deferred sales charge	None
ANNUAL FUND EXPENSES(1)

(as a percentage of average net assets attributable to Shares) Management Fee(2)

Incentive Fee(3)

Interest payments on borrowed funds and securities sold short

Other expenses(4)

Distribution fee

Shareholder Servicing fee

All non-distribution and/or shareholder servicing other expenses

Total annual fund expenses

Expense reimbursement(5)

Total annual fund expenses after expense reimbursement(6)

1.42%

1.85%

1.63%

2.13%

None

None 2.13%

7.03%

1.45%

5.58%

_____________________________________________________________________________

2

(1)Assumes the Fund raises $50 million in proceeds in the first 12 months with respect to its Class N Shares resulting in estimated average Net Assets of approximately $25 million.

(2)Restated to reflect the current Management Fee. The Management Fee paid by the Fund is calculated at the annual rate of 1.00% of the average daily value of the Fund's Managed Assets which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 37.0409% of its net assets. The Management Fee estimate in the table is greater than 1.00% since it is computed as a percentage of the Fund's net assets for presentation therein. In addition, if the Fund borrows money in excess of the 37.0409% debt-to-NAV ratio, then the Management Fee in relation to its net assets would be higher than the estimate presented in the table.

(3)Restated to reflect the current Incentive Fee. The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund's performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments in portfolio companies. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund's "pre-incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund's Net Assets, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a "catch-up" feature. For purposes of computing the Fund's pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. See "Management and Incentive Fees" for a full explanation of how the Incentive Fee is calculated.

(4)Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.

(5)The Adviser and the Fund have entered into the Expense Limitation Agreement in respect of each class of Shares under which the Adviser has agreed contractually for a one-year period from the date of this prospectus to waive its Management Fee and/or reimburse the Fund's initial organizational and offering costs, as well as the Fund's operating expenses on a monthly basis to the extent that the Fund's monthly total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund's proportionate share of expenses related to co-investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 2.00% of the month-end NAV of such class.

In consideration of the Adviser's agreement to waive its Management Fee and/or reimburse the Fund's operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each class of Shares subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund's total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the

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Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. The Expense Limitation Agreement will remain in effect for a one-year period from the date of this prospectus, unless and until the Board approves its modification or termination.

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Class N Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class N

1 Year	3 Years	5 Years	10 Years

$57	$199	$334	$ 647

The example and the expenses in the tables above should not be considered a representation of the Fund's future expenses, and actual expenses may be greater or less than those shown.

While the example assumes a 5.0% annual return, as required by the SEC, the Fund's performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see "Fund Expenses" and "Management and Incentive Fees."

c.The section of each prospectus entitled MANAGEMENT AND INCENTIVE FEES is hereby deleted and replaced with the following:

Pursuant to the Investment Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components—the Management Fee and the Incentive Fee.

Management Fee

The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.00% of the month-end value of the Fund's Managed Assets. Prior to April 1, 2020, the Management Fee was calculated and payable monthly in arrears at the annual rate of 1.50% of the month-end value of the Fund's Net Assets. The Management fees incurred during the fiscal year ended December 31, 2018 were $618,394, all of which was waived by OC Private Capital, LLC. The Management fees incurred during the fiscal year ended December 31, 2019 were $ 1,745,974, all of which was waived by the Adviser.

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund's "pre- incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund's Net Assets, equal to 1.50% per quarter (or

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an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre- incentive fee net investment income" means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund's operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund's pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund's pre-incentive fee net investment income includes Net Interest, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. For purposes of the Incentive Fee, Net Assets are calculated for the relevant quarter as the weighted average of the NAV of the Fund as of the first business day of each month therein. The weighted average NAV shall be calculated for each month by multiplying the NAV as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.

The calculation of the Incentive Fee for each calendar quarter is as follows:

∙No Incentive Fee is payable to the Adviser if the Fund's pre-incentive fee net investment income, expressed as a percentage of the Fund's Net Assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 1.50% (6.00% annualized);

∙100% of the portion of the Fund's pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.8182% (the "catch-up") is payable to the Adviser if the Fund's pre-incentive fee net investment income, expressed as a percentage of the Fund's net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.8182% (7.2728% annualized). The "catch-up" provision is intended to provide the Adviser with an incentive fee of 17.5% on all of the Fund's pre- incentive fee net investment income when the Fund's pre-incentive fee net investment income reaches 1.8182% of net assets; and

∙17.5% of the portion of the Fund's pre-incentive fee net investment income that exceeds the "catch-up" is payable to the Adviser if the Fund's pre-incentive fee net investment income, expressed as a percentage of the Fund's net assets in respect of the relevant calendar quarter, exceeds 1.8182% (7.2728% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund's pre-incentive fee net investment income thereafter is allocated to the Adviser.

The following is a graphical representation of the calculation of the Incentive Fee:

Quarterly Incentive Fee

Fund's pre-incentive fee net investment income (expressed as a percentage of the Fund's Net Assets)

0%

0%

(no incentive fee paid)

1.8182%

1.50%(catch-up) (hurdle)

		100%		17.5%
	(100% of		between
5				(17.5% of net profits)
		net profits
	hurdle rate and catch-up paid)

Percentage of the Fund's pre-incentive fee net investment income allocated to the Incentive

Fee.

These calculations will be appropriately prorated for any period of less than three months. The incentive fees incurred during the fiscal year ended December 31, 2018 were $569,471, of which $191,172 was waived by OC Private Capital, LLC. The incentive fees incurred during the fiscal year ended December 31, 2019 were $2,461,158.

Example of the Incentive Fee:

Example –Incentive Fee on pre-incentive fee net investment income for each calendar quarter

Scenarios expressed as a percentage of average Net Assets

Pre-incentive fee net investment income Catch up incentive fee (maximum of 0.3182%)

Split incentive fee (17.5% above 1.8182%)

Net Investment income

Scenario 1	Scenario 2	Scenario 3	Scenario 4
0.550%	1.750%	2.800%	3.000%
—	(0.250)%	(0.3182)%	(0.3182)%
—	—	(0.1718)%	(0.2068)%

0.550%	1.500%	2.310%	2.475%

Scenario 1 –Incentive Fee on Income

Pre-incentive fee net investment income does not exceed the 1.500% hurdle rate; therefore there is no catch up or split incentive fee on pre-incentive fee net investment income.

Scenario 2 –Incentive Fee on Income

Pre-incentive fee net investment income falls between the 1.500% hurdle rate and the catch up of 1.8182%; therefore the incentive fee on pre-incentive fee net investment income is 100% of the pre-incentive fee above the 1.500% hurdle return.

Scenario 3 –Incentive Fee on Income

Pre-incentive fee net investment income exceeds the 1.500% hurdle and the 1.8182% catch up provision. Therefore the catch up provision is fully satisfied by the 0.3182% of pre-incentive fee net investment income above the 1.500% hurdle rate and there is a 17.5% incentive fee on pre- incentive fee net investment income above the 1.8182% "catch up." This provides a 0.490% incentive fee, which represents 17.5% of pre-incentive fee net investment income.

Scenario 4 –Incentive Fee on Income

Assuming the same facts as scenario 3, and assuming the Fund looks through a total return swap and receives Net Interest associated with the net distributions received from a total return swap for the quarter of 0.20% of average Net Assets, the pre-incentive fee net investment income equals 3.000% and exceeds the 1.500% hurdle and the 1.8182% catch up provision. Therefore the catch up provision is fully satisfied by the 0.3182% of pre-incentive fee net investment income above the 1.500% hurdle rate and there is a 17.5% incentive fee on pre-incentive fee net investment

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income above the 1.8182% "catch up." This provides a 0.525% incentive fee, which represents 17.5% of pre-incentive fee net investment income.

II.Carlyle, Invesco Ltd. and the Fund entered into a Transition Services Agreement, effective October 24, 2019. Effective April 24, 2020, the Transition Services Agreement is terminated.

III.At the Board Meeting, the Board also voted to replace the Fund's officers. Accordingly, effective immediately, the officers' table included in the section of the SAI entitled MANAGEMENT OF THE FUND – Board of Trustees and Officers – Officers is hereby deleted and replaced with the following:

Name, address(1) and age	Position(s)	Held	with	Term	of	Principal Occupation(s) During Past
	the Trust			Office	and	5 Years
				Length	of
Time Served
Brian Marcus (1983)	President,	Principal		Indefinite		Principal, Carlyle Group (Since 2018);
	Executive	Officer	and	Length	–
	Chief Risk Officer			Since		Vice President, Carlyle Group (2015 –
2017)
April 1, 2020

Peter Gaunt (1981)	Treasurer;	Principal		Indefinite		Principal, Carlyle Group (Since 2019);
	Financial	Officer	and	Length	–	Corporate Controller, Hercules Capital
	Principal	Accounting		Since		(2017 – 2019); Senior Manager, Ernst
	Officer			April 1, 2020		& Young (2010 – 2017)
Joshua Lefkowitz (1974)	Secretary;	Chief	Legal	Indefinite		Carlyle – Managing Director and
	Officer			Length	–	Chief Legal Officer (Global Credit)
				Since April 1,		(Since 2018); Ares Management, Ltd.
				2020		– Principal and Associate General
Counsel (Jan 2017 – March 2018);
American Capital, Ltd. – Vice
President and Associate General
Counsel (March 2006-Jan 2017)

Erik Barrios (1978)	Chief Compliance Officer			Indefinite		Chief Compliance Officer &
				Length	–	Secretary, TCG BDC, Inc. and TCG
				Since		BDC II, Inc. (since 2018); Vice
				April 1, 2020		President, Carlyle Group (since 2017);
Counsel, Avenue Capital Group (2012-
2017)

(1)The address of each officer is care of the Secretary of the Fund at 520 Madison Avenue, New York, NY 10022.

April 1, 2020	O-CPC-PROSUP-040120-2

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